Cover	Nov. 08, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2021
Entity File Number	001-40026
Entity Registrant Name	GOAL ACQUISITIONS CORP.
Entity Central Index Key	0001836100
Entity Tax Identification Number	85-3660880
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12600 Hill Country Blvd Building R
Entity Address, Address Line Two	Suite 275
Entity Address, City or Town	Bee Cave
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	(888)
Local Phone Number	717-7678
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one redeemable warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock and one redeemable warrant
Trading Symbol	PUCKU
Common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PUCK
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	PUCKW
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	13001 W. Hwy 71
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738